Related party transactions (Tables)	6 Months Ended
Sep. 30, 2022
Related party transactions
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2022	2021
	€m	€m
Sales of goods and services to associates	11	10
Purchase of goods and services from associates	65	4
Sales of goods and services to joint arrangements	110	103
Purchase of goods and services from joint arrangements	69	132
Interest expense payable to associates[1]	25	—
Interest income receivable from joint arrangements[1]	22	26
Interest expense payable to joint arrangements[1]	—	26

	30 September	31 March
	2022	2022
	€m	€m
Trade balances owed:
by associates	16	8
to associates	8	6
by joint arrangements	122	139
to joint arrangements	59	34
Other balances owed by associates	—	80
Other balances owed to associates[2]	1,449	—
Other balances owed by joint arrangements[1]	986	1,080
Other balances owed to joint arrangements[2]	189	1,561

Notes:

1.	Amounts arise primarily through VodafoneZiggo Group Holding B.V., TPG Telecom Limited and INWIT S.p.A. Interest is charged in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from INWIT S.p.A. which was classified as a joint venture in the comparative period but is now classified as an associate. See note 7 ‘Investment in associates and joint ventures’ for more information.